RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Research And Development Expenses Tables
Research and development expenses
In Thousands of US Dollars
	For the Year Ended December 31,
Research and Development Program	2017	2016	2015
Research and Development Program	$1	$36	$34
Alzheimer’s Disease: Therapeutics	2	4	9
Anti-Infectives	4	3	5
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics	5,268	2,675	2,920
Tobacco Exposure Tests: NicAlert™ and TobacAlert™	9	4	-
Total	$5,284	$2,722	$2,968